Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	2024	2023
	€’000	€’000
Trade payables (1)	10,993	11,015
Amounts owed to related parties (2)	1,363	2,113
Lease liability – current	876	826
Payroll taxes	775	1,163
Other	176	196
	14,183	15,312

(1)	Included in this figure is an amount relating to a facility agreement with KEME for €690,073 at the time it was entered into. The purpose of this agreement is to enable KEME to finance their hydrogen production plant and was negotiated along with the Equipment supply and installation services contract. Interest is accrued at a rate of 7%. Under this agreement, we transferred €0.53 million on May 17, 2023. This amount remains outstanding at June 30, 2024. As part of the Equipment supply and installation services contract, KEME made an advanced payment of €1.1 million during the first quarter of 2023. As no revenue has been recognised to date for this contract, the net payable position at June 30, 2024 to KEME was €0.53 million.

(2)	This amount relates to a balance owing to an affiliate, MagP Inovação, S.A. (“MagP”). Please refer to the 2023 Form 20-F for details of the Group’s relationship with MagP.